Consolidated Statements of Shareholders' Equity - EUR (€) € in Millions		Total		Issued and Outstanding Shares [Member]		Share Premium [Member]	Treasury Shares at Cost [Member]	Retained Earnings [Member] [2]	AOCI Attributable to Parent [Member]		Restatement Adjustment [Member]	Previously Reported [Member]	Previously Reported [Member] Issued and Outstanding Shares [Member]		Previously Reported [Member] Share Premium [Member]	Previously Reported [Member] Treasury Shares at Cost [Member]	Previously Reported [Member] AOCI Attributable to Parent [Member]	[3]
Beginning Balance, shares at Dec. 31, 2015	[1]			428,000,000
Beginning Balance at Dec. 31, 2015		€ 8,454.9		€ 38.8		€ 3,070.2	€ (476.9)	€ 5,350.4	€ 472.4	[3]
Components of comprehensive income:
Net income		1,557.8	[2],[4],[5],[6]					1,557.8			€ 85.9	€ 1,471.9
Proportionate share of OCI from equity method investments		0.0	[5]									0.0
Foreign currency translation and effective portion of hedges on net investments		120.4	[5]						120.4	[3]		120.4
Gain (loss) on financial instruments, net of taxes		8.4							8.4	[3]
Total comprehensive income, attributable to equity holders		1,686.6	[5]					1,557.8	128.8	[3]	85.9	1,600.7
CCIP:
Fair value differences	[7]	27.9				27.9
Purchase of treasury shares, shares	[1]			(4,800,000)
Purchase of treasury shares		(400.0)		€ 0.0			(400.0)
Cancellation of treasury shares		0.0		€ 0.0			0.0	0.0
Share-based payments	[8]	49.2				49.2
Issuance of shares, shares	[1],[9]			6,700,000
Issuance of shares	[9]	598.8		€ 0.6		545.3	80.7	(27.8)
Dividend paid		(445.9)						(445.9)
Tax benefit from share-based payments		€ 0.9				0.9
Ending Balance, shares at Dec. 31, 2016		429,941,232		429,900,000	[1]
Ending Balance at Dec. 31, 2016		€ 9,972.4		€ 39.4		3,693.5	(796.2)	6,434.5	601.2	[3]	152.0	9,820.4
Components of comprehensive income:
Net income		2,066.7	[2],[4],[5],[6]					2,066.7			(51.8)	2,118.5
Proportionate share of OCI from equity method investments		(1.0)	[5]						(1.0)	[1]	0.0	(1.0)
Foreign currency translation and effective portion of hedges on net investments		(329.0)	[5]						(329.0)	[3]	0.0	(329.0)
Gain (loss) on financial instruments, net of taxes		(19.7)							(19.7)	[3]
Total comprehensive income, attributable to equity holders		1,717.0	[5]					2,066.7	(349.7)	[3]	(51.8)	1,768.8
CCIP:
Fair value differences	[7]	28.6				28.6
Purchase of treasury shares, shares	[1]			(3,500,000)
Purchase of treasury shares		(500.0)		€ 0.0			(500.0)
Cancellation of treasury shares		0.0		€ (0.7)			650.0	(649.3)
Share-based payments	[7]	53.1				53.1
Issuance of shares, shares	[1],[10]			1,000,000
Issuance of shares	[10]	22.0		€ 0.1		(42.7)	88.3	(23.7)
Dividend paid		€ (516.7)						(516.7)
Ending Balance, shares at Dec. 31, 2017		427,393,592											427,400,000	[1]
Ending Balance at Dec. 31, 2017		€ 10,776.4	[11]					7,311.5			€ 100.2	€ 10,676.2	€ 38.8		€ 3,732.5	€ (557.9)	€ 251.5
Components of comprehensive income:
Net income	[2]	2,591.6
Proportionate share of OCI from equity method investments		(4.8)							(4.8)	[3]
Foreign currency translation and effective portion of hedges on net investments		18.2							18.2	[3]
Gain (loss) on financial instruments, net of taxes		20.1							20.1	[3]
Total comprehensive income, attributable to equity holders		2,625.1						2,591.6	33.5	[3]
CCIP:
Purchase of treasury shares, shares	[1]			(7,000,000)
Purchase of treasury shares		(1,146.2)		€ (0.3)			(1,145.9)
Cancellation of treasury shares		0.0		€ 0.0			0.0	0.0
Share-based payments		46.3				46.3
Issuance of shares, shares	[1]			700,000
Issuance of shares		21.8		€ 0.1		(37.5)	82.0	(22.8)
Dividend paid		(597.1)						(597.1)
Ending Balance, shares at Dec. 31, 2018	[1]			421,100,000
Ending Balance at Dec. 31, 2018		11,641.0		€ 38.6		€ 3,741.3	€ (1,621.8)	€ 9,197.9	€ 285.0	[3]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Opening balance adjustment on Retained Earnings		€ 62.5

[1]	As of December 31, 2018, the number of issued shares was 431,465,767. This includes the number of issued and outstanding shares of 421,097,729 and the number of treasury shares of 10,368,038. As of December 31, 2017, the number of issued shares was 431,464,705. This includes the number of issued and outstanding shares of 427,393,592 and the number of treasury shares of 4,071,113. As of December 31, 2016, the number of issued shares was 439,199,514. This includes the number of issued and outstanding shares of 429,941,232 and the number of treasury shares of 9,258,282.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies. The Retained Earnings balance at January 1, 2016 has been increased by EUR 66.1 million to reflect the changes in the new Revenue Recognition Standard.
[3]	As of December 31, 2018, accumulated OCI, net of taxes, consists of EUR 5.8 million loss relating to our proportionate share of other comprehensive income from equity method investments (2017: EUR 1.0 million loss; 2016: no amount), EUR 282.3 million relating to foreign currency translation gain (2017: EUR 264.1 million gain; 2016: EUR 593.1 million gain) and EUR 8.5 million relating to unrealized gains on financial instruments (2017: EUR 11.6 million losses; 2016: EUR 8.1 million gain).
[4]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[5]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[6]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[7]	In 2017 (EUR 28.6 million) and 2016 (EUR 27.9 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares was recognized over the NRE Funding Agreements period (2013-2017).
[8]	Share-based payments include an amount of EUR 1.5 million in relation to the fair value compensation of unvested equity awards exchanged as part of the acquisition of HMI.
[9]	6.Issuance of shares includes 5,866,001 ordinary shares issued in relation to the acquisition of HMI for a total fair value of EUR 580.6 million.
[10]	8.In 2016, net proceeds from issuance of shares include an amount of EUR 536.6 million which is included in the consideration transferred for the acquisition of HMI. See Note 2 Business combinations.
[11]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.